Post-Employment Benefits (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of plan assets
End of period		$ 898	$ 230
Amounts recognized in combined balance sheets
Long-term liabilities		(979)	(397)
Abbott sponsored plans
Post-Employment Benefits
Contribution by employer		310	289	439
Funded status of plan (as a percent)		94.00%	99.00%
Estimated amounts that will be assumed
Expenses for defined benefit plans and post-employment plans		200	150	150
Fair value of plan assets
Company contributions		310	289	439
AbbVie sponsored plans
Post-Employment Benefits
Contribution by employer	145	46	64	50
Estimated amounts that will be assumed
Accumulated benefit obligations		1,500	620
Projected benefit obligations
Service cost		21	18	15
Interest cost		38	32	32
Fair value of plan assets
Beginning of period	33	27	22
Company contributions	145	46	64	50
End of period		33	27	22
Pretax losses included in OCI
Accrual loss		167	19
Prior service cost		9
Amortization of prior service cost and actuarial losses		(7)	(2)
Foreign exchange loss		5	2
Total pretax loss recognized in OCI		174	19
Net Periodic Benefit Cost
Service cost		21	18	15
Interest cost		38	32	32
Expected return on plan assets		(29)	(21)	(16)
Amortization of actuarial losses and prior service costs		7	2	1
Net periodic pension benefit cost		37	31	32
Weighted-Average Assumptions Used in Determining Benefit Obligations at the Measurement Date
Discount rate (as a percent)		4.00%	5.10%
Rate of compensation increases (as a percent)		3.90%	4.20%
Weighted-Average Assumptions Used in Determining Net Periodic Benefit Cost
Discount rate (as a percent)		5.10%	5.00%	5.40%
Expected long-term rate of return on plan assets (as a percent)		8.50%	8.50%	8.50%
Expected rate of change in compensation (as a percent)		4.20%	4.10%	3.70%
Defined benefit plans | Abbott sponsored plans
Post-Employment Benefits
Defined benefit pension and other post-employment plans liabilities recognized		634
Estimated amounts that will be assumed
Accumulated benefit obligations		2,456
Deferred losses		(1,422)
Projected benefit obligations		2,929
Fair value assets		2,295
Net liability		634
Defined benefit plans | AbbVie sponsored plans
Post-Employment Benefits
Defined benefit pension and other post-employment plans assets recognized		11
Contribution by employer		46	64
Projected benefit obligations
Beginning of period		649	636
Service cost		21	18
Interest cost		38	32
Assumption of plan liabilities		797
Actuarial loss (gain)		182	(1)
Benefits paid		(40)	(35)
Other, primarily foreign currency translation loss (gain)		22	(1)
End of period		1,669	649
Fair value of plan assets
Beginning of period		230	201
Actual return on plan assets		42
Company contributions		46	64
Assumption of plan assets		620
Benefits paid		(40)	(35)
End of period		898	230
Funded status at the end of the period		(771)	(419)
Amounts recognized in combined balance sheets
Other assets		11
Current liabilities		(27)	(22)
Long-term liabilities		(755)	(397)
Net liability at the end of the period		(771)	(419)
Actuarial losses, net		526	97
Prior service cost		10	1
AOCI at the end of the period		536	98
Pretax losses included in OCI
Expected net periodic benefit cost of 2013		32
Net Periodic Benefit Cost
Service cost		21	18
Interest cost		38	32
International defined benefit pension plans | AbbVie sponsored plans
Projected benefit obligations
End of period		1,100	405
Other post-employment plans | Abbott sponsored plans
Post-Employment Benefits
Defined benefit pension and other post-employment plans liabilities recognized		318
Estimated amounts that will be assumed
Accumulated benefit obligations		318
Deferred losses		(59)
Projected benefit obligations		318
Net liability		318
Other post-employment plans | AbbVie sponsored plans
Projected benefit obligations
Beginning of period		0
Assumption of plan liabilities		231
End of period		231
Fair value of plan assets
Beginning of period		0
End of period		0
Funded status at the end of the period		(231)
Amounts recognized in combined balance sheets
Current liabilities		(7)
Long-term liabilities		(224)
Net liability at the end of the period		(231)
Actuarial losses, net		69
Prior service cost		(1)
AOCI at the end of the period		68
Pretax losses included in OCI
Expected net periodic benefit cost of 2013		3
Plan in which the ABO exceeded plan assets | AbbVie sponsored plans
Estimated amounts that will be assumed
Accumulated benefit obligations		951
Projected benefit obligations
End of period		1,000
Fair value of plan assets
End of period		$ 278